Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2020	2019
Authorized and registered share capital (number of shares)	133,333,200	133,333,200
Subscribed and fully paid up share capital (number of shares)	101,739,217	101,739,217
Par value per share	1.50	1.50
Share capital (US$ millions)	153	153
Share premium (US$ millions)	478	480
Total (US$ millions)	630	633

Disclosure of other equity reserves
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2018	16	46	0	(531)	(3)	(472)
Share based compensation	—	22	—	—	—	22
Issuance of shares – 2015, 2016, 2017 LTIPs	—	(22)	—	—	—	(22)
Remeasurements of post-employment benefit obligations	—	—	—	—	0	1
Cash flow hedge reserve movement	—	—	(1)	—	—	0
Currency translation reserved recycled to statement of income	—	—	0	—	—	—
Currency translation movement	—	—	—	(68)	—	(67)
As of December 31, 2018	16	47	(1)	(599)	(3)	(538)
Share based compensation	—	29	—	—	—	29
Issuance of shares –2016, 2017, 2018 LTIPs	—	(25)	—	—	—	(25)
Remeasurements of post-employment benefit obligations	—	—	—	—	—	—
Cash flow hedge reserve movement	—	—	(16)	—	—	(16)
Currency translation reserved recycled to statement of income	—	—	—	—	—	—
Currency translation movement	—	—	—	(2)	—	(2)
Effect of restructuring in Tanzania				9		9
As of December 31, 2019	16	52	(18)	(593)	(2)	(544)
Share based compensation	—	24	—	—	—	24
Issuance of shares –2017, 2018, 2019 LTIPs	—	(26)	—	—	—	(26)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	(1)	—	—	(1)
Currency translation reserved recycled to statement of income	—	—	—	—	—	—
Currency translation movement	—	—	—	(12)	—	(12)
As of December 31, 2020	16	50	(19)	(605)	(4)	(562)

Disclosure of detailed information about borrowings
Debt and financing by type (i)

	Note	2020	2019
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,253	4,067
Banks	C.3.2.	1,337	1,805
Other financing (ii)		41	43
Total non-current financing		5,631	5,915
Less: portion payable within one year		(54)	(129)
Total non-current financing due after more than one year		5,578	5,786
Debt and financing due within one year
Bonds	C.3.1.	44	46
Banks	C.3.2.	15	11
Total current debt and financing		59	57
Add: portion of non-current debt payable within one year		54	129
Total		113	186
Total debt and financing		5,691	5,972
(i)    See note D.1.1 for further details on maturity profile of the Group debt and financing.
(ii) In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.450% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2020	2019
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	2,504	2,773
Colombia	803	827
Paraguay	738	502
Bolivia	337	350
Panama	869	918
Tanzania	203	186
Costa Rica	119	148
El Salvador	118	268
Total debt and financing	5,691	5,972
Bond financing

	Note	Country	Maturity	Interest Rate %	2020	2019
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2024	STIBOR (i) + 2.350%	241	211
USD 4.500% Senior Notes	2	Luxembourg	2031	4.500%	494	—
USD 6.625% Senior Notes	3	Luxembourg	2026	6.625%	495	495
USD 6.000% Senior Notes	4	Luxembourg	2025	6.000%	—	492
USD 6.250% Senior Notes	5	Luxembourg	2029	6.250%	743	743
USD 5.125% Senior Notes	6	Luxembourg	2028	5.125%	493	493
USD 5.875% Senior Notes	7	Paraguay	2027	5.875%	558	296
PYG 8.750% Notes (tranche A)	7	Paraguay	2024	8.750%	17	18
PYG 9.250% Notes (tranche B)	7	Paraguay	2026	9.250%	7	8
PYG 10.000% Notes (tranche C)	7	Paraguay	2029	10.000%	9	10
PYG 9.250% Notes (tranche D)	7	Paraguay	2026	9.250%	1	2
PYG 10.000% Notes (tranche E)	7	Paraguay	2029	10.000%	4	4
PYG 9.250% Notes (tranche F)	7	Paraguay	2027	9.250%	2	—
PYG 10.000% Notes (tranche G)	7	Paraguay	2030	10.000%	3	—
BOB 4.750% Notes	8	Bolivia	2020	4.750%	—	30
BOB 4.050% Notes	8	Bolivia	2020	4.050%	—	4
BOB 5.800% Notes	8	Bolivia	2026	5.800%	50	0
BOB 4.850% Notes	8	Bolivia	2023	4.850%	42	57
BOB 3.950% Notes	8	Bolivia	2024	3.950%	29	36
BOB 4.600% Notes	8	Bolivia	2024	4.600%	40	40
BOB 4.300% Notes	8	Bolivia	2029	4.300%	19	21
BOB 4.300% Notes	8	Bolivia	2022	4.300%	20	26
BOB 4.700% Notes	8	Bolivia	2024	4.700%	28	32
BOB 5.300% Notes	8	Bolivia	2026	5.300%	11	13
BOB 5.000% Notes	8	Bolivia	2026	5.000%	61	61
UNE Bond 1 (tranches A and B)	9	Colombia	2020	CPI + 5.10%	—	46
UNE Bond 2 (tranches A and B)	9	Colombia	2023	CPI + 4.76%	44	46
UNE Bond 3 (tranche A)	9	Colombia	2024	9.350%	47	49
UNE Bond 3 (tranche B)	9	Colombia	2026	CPI + 4.15%	74	78
UNE Bond 3 (tranche C)	9	Colombia	2036	CPI + 4.89%	37	38
UNE Bond 6.600%	9	Colombia	2030	6.600%	44	—
USD 4.500% Senior Notes	10	Panama	2030	4.500%	586	585
Cable Onda Bonds 5.750%	10	Panama	2025	5.750%	99	184
Total bond financing					4,297	4,113
(i)    STIBOR – Swedish Interbank Offered Rate.
Bank and Development Financial Institution financing

	Note	Country	Maturity range	Interest rate	2020	2019
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2020-2026	Fixed	137	166
USD - Long-term loans	2	Panama	2024-2025	Fixed	185	150
BOB Long-term loans	3	Bolivia	2023-2025	Fixed	37	31
Variable rate loans
USD Long-term loans	4	Costa Rica	2023	Variable	119	148
USD Long-term loans	5	Tanzania	2021-2025	Variable	162	171
TZS Long-term loans	5	Tanzania	2021-2025	Variable	41	14
USD Short-term loans	8	Luxembourg	2024	Libor + 3.00%	—	298
USD Long-term loans(i)	8	Luxembourg	2024	Variable	(5)	—
COP Long-term loans	6	Colombia	2025-2030	Variable	262	274
USD Long-term loans	6	Colombia	2024	Variable	296	295
USD Credit Facility / Senior Unsecured Term Loan Facility	7	El Salvador	2021-2023	Variable	118	268
Total Bank and Development Financial Institution financing					1,353	1,817
(i) Relates to the amortized costs of the undrawn RCF that Micsa entered in October 2020 -see note 8,
Disclosure of interest and other financial expenses	Interest and other financial expenses
The Group’s interest and other financial expenses comprised the following:

	December 31
	2020	2019	2018
	(US$ millions)
Interest expense on bonds and bank financing	(386)	(348)	(234)
Interest expense on leases	(156)	(157)	(91)
Early redemption charges	(15)	(10)	(4)
Others	(67)	(47)	(37)
Total interest and other financial expenses	(624)	(564)	(367)

Disclosure of contingent liabilities
Maturity of guarantees

	At December 31, 2020	At December 31, 2019
Terms	Outstanding and Maximum exposure(i)(ii)	Outstanding and Maximum exposure(i)(ii)
	(US$ millions)
0-1 year	59	29
1-3 years	227	134
3-5 years	—	300
Total	287	464
(i)    The outstanding exposure represents the carrying amount of the related liability at December 31.
(ii) The maximum exposure represents the total amount of the Guarantee at December 31.
Disclosure of leases	lease liabilities are presented in the statement of financial position as follows:

	December 31, 2020	December 31, 2019(i)
	(US$ millions)
Current	123	107
Non-Current	897	988
Total Lease liabilities	1,021	1,096
The expenses relating to payments not included in the measurement of the lease liability are disclosed in operating expenses (note B.3.) and are as follows:

	2020	2019
	(US$ millions)
Expense relating to short-term leases (included in cost of sales and operating expenses)	(1)	(5)

Schedule of cash and cash equivalents

	2020	2019
	(US$ millions)
Cash and cash equivalents in USD	619	834
Cash and cash equivalents in other currencies	256	330
Total cash and cash equivalents	875	1,164

Schedule of restricted cash

	2020	2019
	(US$ millions)
Mobile Financial Services	192	150
Others	7	5
Restricted cash	199	155

Disclosure of net debt
Net financial obligations

	2020	2019
	(US$ millions)
Total debt and financing	5,691	5,972
Lease liabilities (i)	1,021	1,096
Gross financial obligations	6,711	7,068
Less:
Cash and cash equivalents	(875)	(1,164)
Pledged deposits	—	(1)
Time deposits related to bank borrowings	—	(1)
Net financial obligations at the end of the year	5,837	5,902
Add (less) derivatives related to debt (note D.1.2.)	12	(17)
Net financial obligations including derivatives related to debt	5,849	5,885
i)    2019 figure has been restated as a result of the finalization of the purchase accounting of our acquisition in Panama (note A.1.2.).

	Assets		Liabilities from financing activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Lease liabilities (i)	Total
Net financial obligations as at January 1, 2019	528	2	4,227	898	4,596
Cash flows	638	—	1,743	(107)	998
Scope Changes	16	—	74	210	269
Recognition / Remeasurement	—	—	—	109	109
Interest accretion	—	—	8	—	8
Foreign exchange movements	(8)	—	(16)	(6)	(14)
Transfers to/from assets held for sale	(9)	—	(53)	(8)	(52)
Transfers	—	—	3	—	3
Other non-cash movements	—	—	(14)	—	(14)
Net financial obligations as at December 31, 2019	1,164	2	5,972	1,096	5,902
Cash flows	(272)	(2)	(274)	(121)	(121)
Scope changes	—	—	—	—	—
Recognition / Remeasurement	—	—	—	68	68
Interest accretion	—	—	16	1	17
Foreign exchange movements	(17)	—	(10)	(30)	(22)
Transfers to/from assets held for sale	—	—	—	—	—
Transfers	—	—	(3)	6	3
Other non-cash movements	—	—	(10)	—	(10)
Net financial obligations as at December 31, 2020	875	—	5,691	1,021	5,837
i)    2019 figure has been restated as a result of the finalization of the purchase accounting of our acquisition in Panama (note A.1.2.).

Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2020	2019	2020	2019
		(US$ millions)
Financial assets
Derivative financial instruments		24	—	24	—
Other non-current assets		77	66	77	66
Trade receivables, net		351	371	351	371
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	296	68	296	68
Prepayments and accrued income		149	156	149	156
Supplier advances for capital expenditures		21	22	21	22
Call option (ii)	C.7.4.	3	—	3	—
Equity Investments	C.7.3.	160	371	160	371
Other current assets		181	192	181	192
Restricted cash	C.5.2.	199	155	199	155
Cash and cash equivalents	C.5.1.	875	1,164	875	1,164
Total financial assets		2,337	2,564	2,337	2,564
Current		2,143	2,460	2,143	2,460
Non-current		194	104	194	104
Financial liabilities
Debt and financing (i)	C.3.	5,691	5,972	5,572	6,229
Trade payables		334	289	334	289
Payables and accruals for capital expenditure		345	348	345	348
Derivative financial instruments		16	17	16	17
Put option liability	C.7.4.	262	264	262	264
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	339	498	339	498
Accrued interest and other expenses		445	432	445	432
Other liabilities		885	399	885	399
Total financial liabilities		8,317	8,219	8,198	8,475
Current		2,145	1,949	2,145	1,949
Non-current		6,173	6,270	6,054	6,527
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or 2.
(ii) Measured with reference to Level 3, using a Monte Carlo option pricing model.
Disclosure of fair value measurement of liabilities

		Carrying value		Fair value
	Note	2020	2019	2020	2019
		(US$ millions)
Financial assets
Derivative financial instruments		24	—	24	—
Other non-current assets		77	66	77	66
Trade receivables, net		351	371	351	371
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	296	68	296	68
Prepayments and accrued income		149	156	149	156
Supplier advances for capital expenditures		21	22	21	22
Call option (ii)	C.7.4.	3	—	3	—
Equity Investments	C.7.3.	160	371	160	371
Other current assets		181	192	181	192
Restricted cash	C.5.2.	199	155	199	155
Cash and cash equivalents	C.5.1.	875	1,164	875	1,164
Total financial assets		2,337	2,564	2,337	2,564
Current		2,143	2,460	2,143	2,460
Non-current		194	104	194	104
Financial liabilities
Debt and financing (i)	C.3.	5,691	5,972	5,572	6,229
Trade payables		334	289	334	289
Payables and accruals for capital expenditure		345	348	345	348
Derivative financial instruments		16	17	16	17
Put option liability	C.7.4.	262	264	262	264
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	339	498	339	498
Accrued interest and other expenses		445	432	445	432
Other liabilities		885	399	885	399
Total financial liabilities		8,317	8,219	8,198	8,475
Current		2,145	1,949	2,145	1,949
Non-current		6,173	6,270	6,054	6,527
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or 2.
(ii) Measured with reference to Level 3, using a Monte Carlo option pricing model.
Disclosure of investments in equity instruments	As at December 31, 2020 and 2019, Millicom has the following investments in equity instruments:

	2020	2019
	(US$ millions)
Investment in Jumia	—	32
Investment in HT	160	338
Equity investment - total	160	371